Related party transactions	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Related party transactions
31.	Related party transactions

(1)	Account balances and transactions with associates and joint ventures accounted for under the equity method
Primary account balances and transactions with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31
	2024	2025
Trade and other accounts receivable
Associates	19,357	20,990
Joint ventures	3,913	3,854

Total	23,270	24,844

Other current assets
Associates	8,195	8,192
Joint ventures	-	-

Total	8,195	8,192

Accounts payable, trade
Associates	997	1,102
Joint ventures	265	55

Total	1,262	1,157

Short-term borrowings
Associates	3,070	5,401
Joint ventures	26,384	17,641

Total	29,454	23,042

Lease liabilities and other
Associates	78,102	79,987
Joint ventures	-	-

Total	78,102	79,987

Accounts payable for property, plant and equipment
Associates	16	49
Joint ventures	-	-

Total	16	49

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Sales
Associates	15,040	14,215	14,254
Joint ventures	30,220	34,199	34,415

Total	45,260	48,414	48,669

Purchases
Associates	4,450	6,385	5,171
Joint ventures	649	723	1,131

Total	5,099	7,108	6,302

Lease payments and other
Associates	13,720	15,467	16,931
Joint ventures	-	-	-

Total	13,720	15,467	16,931

Payments for property, plant and equipment
Associates	20,553	16	373
Joint ventures	-	-	-

Total	20,553	16	373

Sony has agreements with shareholders of associates to make cash investments in the associates in the future. The investment commitments as of March 31, 2024 amounted to 5,905 million yen.
Sony has issued guarantees that contingently require payments to guaranteed parties if certain specified events or conditions occur. The maximum potential amount of future payments under these guarantees to joint ventures as of March 31, 2025 amounted to 3,856 million yen.

(2)	Compensation for key management personnel
Compensation for key management personnel for the fiscal years ended March 31, 2023, 2024 and 2025 is presented as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Short-term employee benefits	1,831	1,660	1,657
Stock-based compensation	1,928	2,917	4,431

Total	3,759	4,577	6,088

Compensation for key management personnel is the remuneration for Directors (including outside Directors) and Corporate Executive Officers of Sony Group Corporation.